Kraft Merger (Details) (USD $) In Billions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended	0 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Jan. 03, 2016	Mar. 24, 2015
Business Acquisition [Line Items]
Common stock dividends declared, special cash dividend	$ 0.00	$ 0.00
Berkshire Hathaway and 3G Global Food Holdings [Member] | Scenario, Forecast
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 10.0
Kraft Shareholders [Member] | Kraft Heinz Company [Member] | Scenario, Forecast
Business Acquisition [Line Items]
Business Combination, Equity Interest in Acquiree, Percentage			49.00%
Heinz Shareholders [Member] | Kraft Heinz Company [Member] | Scenario, Forecast
Business Acquisition [Line Items]
Business Combination, Equity Interest in Acquiree, Percentage			51.00%
Special Cash Dividend [Member] | Kraft Shareholders [Member] | Kraft Heinz Company [Member]
Business Acquisition [Line Items]
Common stock dividends declared, special cash dividend				$ 16.50